Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
THEMATIC BETA ETFs
FIRST QUARTER REPORT
June 30, 2024 (Unaudited)
Columbia EM Core ex-China ETF
Columbia Research Enhanced Emerging Economies ETF
Columbia India Consumer ETF

PORTFOLIO OF INVESTMENTS
Columbia EM Core ex-China ETF
June 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia EM Core ex-China ETF | 2024
Common Stocks - 97.2%
Issuer Shares Value ($)
Brazil - 4.1%
Ambev SA 1,007,744 2,070,117
B3 SA - Brasil Bolsa Balcao 1,432,285 2,640,513
Banco BTG Pactual SA 785,233 4,369,749
Banco do Brasil SA 731,016 3,515,278
Banco Santander Brasil SA 907,369 4,485,836
BRF SA
(a)
183,000 746,898
Caixa Seguridade Participacoes S/A 511,716 1,318,340
Cia Siderurgica Nacional SA 354,006 822,803
Embraer SA
(a)
382,342 2,488,395
Hapvida Participacoes e Investimentos
SA
(a),(b)
1,400,253 965,527
Localiza Rent a Car SA 169,786 1,283,838
Lojas Renner SA 285,893 642,358
Magazine Luiza SA
(a)
1 2
PRIO SA 191,298 1,507,116
Rede D'Or Sao Luiz SA
(b)
207,584 1,016,533
Suzano SA 227,481 2,334,829
TOTVS SA 229,088 1,255,056
Vale SA 876,205 9,815,099
Vibra Energia SA 278,900 1,049,431
WEG SA 435,184 3,305,532
Total 45,633,250
Chile - 0.4%
Empresas Copec SA 409,726 3,146,980
Latam Airlines Group SA 102,483,843 1,394,065
Total 4,541,045
China - 0.1%
Airtac International Group 31,000 944,099
Colombia - 0.1%
Interconexion Electrica SA ESP 163,199 716,726
Egypt - 0.1%
Commercial International Bank - Egypt
(CIB) 454,445 732,335
Greece - 0.2%
Eurobank Ergasias Services and Holdings
SA
(a)
660,258 1,430,129
National Bank of Greece SA
(a)
153,834 1,283,365
Total 2,713,494
Hungary - 0.5%
MOL Hungarian Oil & Gas PLC 82,101 641,236
OTP Bank Nyrt 69,053 3,434,040
Richter Gedeon Nyrt 44,668 1,161,291
Total 5,236,567
India - 18.4%
Adani Ports & Special Economic Zone
Ltd. 271,836 4,818,477
Adani Power Ltd.
(a)
232,603 2,004,479
Adani Total Gas Ltd. 64,374 691,700
Axis Bank Ltd. 425,952 6,463,028
Bharat Electronics Ltd. 821,879 3,014,994
Bharat Heavy Electricals, Ltd. 394,701 1,424,024
Bharat Petroleum Corp. Ltd. 217,220 791,774
Bharti Airtel Ltd. 448,233 7,762,205
CG Power & Industrial Solutions Ltd. 144,249 1,219,035
Coal India Ltd. 551,371 3,128,541
GAIL India, Ltd. 531,728 1,399,981
HDFC Bank Ltd. ADR 341,115 21,943,928
Hindalco Industries Ltd. 321,640 2,675,142
Hindustan Petroleum Corp. Ltd. 162,364 646,633
ICICI Bank Ltd. ADR 713,687 20,561,322
Common Stocks (continued)
Issuer Shares Value ($)
IDBI Bank Ltd. 1,993,953 2,007,882
Indian Oil Corp., Ltd. 806,090 1,601,111
Indian Railway Finance Corp. Ltd.
(b)
510,376 1,063,810
Indus Towers Ltd.
(a)
216,887 976,138
Infosys Ltd. ADR 879,187 16,370,462
InterGlobe Aviation Ltd.
(a),(b)
18,582 942,220
ITC Ltd. 1,365,839 6,959,616
Jio Financial Services Ltd.
(a)
724,618 3,112,240
Kotak Mahindra Bank Ltd. 186,860 4,039,156
NHPC, Ltd. 832,575 1,005,430
NMDC, Ltd. 333,041 982,698
NTPC Ltd. 1,025,328 4,652,170
Oil & Natural Gas Corp. Ltd. 850,845 2,797,802
Oil India, Ltd. 101,732 882,114
PB Fintech Ltd.
(a)
56,932 953,959
Power Finance Corp. Ltd. 364,370 2,119,693
Power Grid Corp of India Ltd. 916,755 3,638,436
Punjab National Bank 548,517 810,795
Rail Vikas Nigam Ltd. 162,477 811,727
REC Ltd. 335,163 2,111,763
Reliance Industries, Ltd. 720,070 27,035,169
State Bank of India GDR 69,840 7,053,840
Suzlon Energy, Ltd.
(a)
2,491,972 1,579,681
Tata Consultancy Services, Ltd. 174,096 8,151,065
Tata Motors Ltd. 633,029 7,513,602
Tata Power Co. Ltd. (The)
(a)
456,471 2,411,886
Tata Steel Ltd. 2,010,116 4,194,637
Vedanta Ltd. 642,939 3,500,456
Wipro Ltd. 420,176 2,594,245
Yes Bank Ltd.
(a)
2,819,103 800,894
Zee Entertainment Enterprises Ltd.
(a)
357,351 650,485
Zomato Ltd.
(a)
1,256,372 3,021,771
Total 204,892,216
Indonesia - 2.8%
Amman Mineral Internasional PT
(a)
2,751,700 1,848,470
Barito Renewables Energy Tbk PT 3,535,600 2,175,339
Chandra Asri Pacific Tbk PT 1,674,600 943,401
PT Adaro Energy Indonesia Tbk 4,448,172 757,887
PT Astra International Tbk 8,872,917 2,416,684
PT Bank Central Asia Tbk 17,026,158 10,319,671
PT Bank Mandiri Persero Tbk 13,661,777 5,130,988
PT Bank Rakyat Indonesia Persero Tbk 9,826,871 2,760,526
PT GoTo Gojek Tokopedia Tbk
(a)
280,919,940 857,771
PT Telkom Indonesia Persero Tbk 19,422,882 3,712,587
Total 30,923,324
Kuwait - 1.0%
Al Ahli Bank of Kuwait KSCP 825,759 737,597
Boubyan Bank KSCP 835,895 1,542,352
Gulf Bank KSCP 1,610,282 1,496,106
Kuwait Finance House KSCP 1,270,777 2,941,326
Mabanee Co KPSC 605,201 1,639,518
National Bank of Kuwait SAKP 683,164 1,919,763
National Industries Group Holding SAK 1,132,259 793,596
Total 11,070,258
Malaysia - 1.9%
CIMB Group Holdings Bhd 647,340 933,103
Dialog Group Bhd 4,029,517 2,041,451
Genting Malaysia Bhd 1,579,975 854,041
IHH Healthcare Bhd 3,672,224 4,904,083
Inari Amertron Bhd 2,018,961 1,583,499
Malayan Banking Bhd 1,061,840 2,241,850

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
June 30, 2024 (Unaudited)
Columbia EM Core ex-China ETF | 2024 3
Common Stocks (continued)
Issuer Shares Value ($)
Public Bank Bhd 866,914 738,737
Tenaga Nasional Bhd 2,621,699 7,658,084
YTL Corp. Bhd 1,109,700 811,545
Total 21,766,393
Mexico - 4.1%
America Movil SAB de CV Series B 7,041,130 5,995,482
Arca Continental SAB de CV 182,882 1,794,365
Coca-Cola Femsa SAB de CV 159,195 1,365,723
Fibra Uno Administracion SA de CV 970,231 1,192,792
Fomento Economico Mexicano SAB de CV
Series UBD 494,094 5,318,560
Grupo Aeroportuario del Centro Norte
SAB de CV 131,927 1,119,455
Grupo Aeroportuario del Pacifico SAB de
CV Class B 111,714 1,748,397
Grupo Aeroportuario del Sureste SAB de
CV Class B 53,029 1,597,352
Grupo Bimbo SAB de CV Series A 898,957 3,176,375
Grupo Carso SAB de CV Series A1 136,889 941,465
Grupo Financiero Banorte SAB de CV
Class O 751,547 5,859,317
Grupo Financiero Inbursa SAB de CV
Class O
(a)
513,378 1,220,450
Grupo Mexico SAB de CV Series B 938,887 5,052,958
Grupo Televisa SAB Series CPO 1,348,407 737,419
Industrias Penoles SAB de CV
(a)
63,996 832,083
Prologis Property Mexico SA de CV 422,836 1,382,360
Qualitas Controladora SAB de CV 87,180 886,508
Wal-Mart de Mexico SAB de CV 1,588,477 5,408,579
Total 45,629,640
Philippines - 0.9%
Ayala Corp. 195,225 1,938,626
Ayala Land, Inc. 1,958,043 952,144
Manila Electric Co. 424,987 2,653,948
SM Investments Corp. 298,432 4,228,835
SM Prime Holdings, Inc. 1,673,226 807,936
Total 10,581,489
Poland - 1.3%
Bank Polska Kasa Opieki SA 25,865 1,080,912
ORLEN SA 73,243 1,233,273
Powszechna Kasa Oszczednosci Bank
Polski SA 435,081 6,809,691
Powszechny Zaklad Ubezpieczen SA 415,563 5,327,823
Total 14,451,699
Qatar - 1.3%
Barwa Real Estate Co. 1,153,558 869,683
Commercial Bank PSQC (The) 1,082,841 1,275,558
Masraf Al Rayan QSC 2,153,725 1,380,017
Qatar Fuel QSC 543,109 2,221,064
Qatar Gas Transport Co., Ltd. 1,178,905 1,515,966
Qatar Insurance Co. SAQ 1,372,986 794,906
Qatar Islamic Bank QPSC 382,162 1,952,270
Qatar National Bank QPSC 833,730 3,345,453
Qatar Navigation QSC 284,415 898,317
Total 14,253,234
Russia - 0.0%
Gazprom PJSC
(a),(c),(d),(e),(f)
251,024 0
GMK Norilskiy Nickel PAO ADR
(a),(c),(d),(e)
19,108 0
LUKOIL PJSC
(c),(d),(e)
14,277 0
Mobile TeleSystems PJSC ADR
(a),(c),(d),(e)
49,482 0
Total 0
Common Stocks (continued)
Issuer Shares Value ($)
Saudi Arabia - 6.4%
ACWA Power Co. 33,045 3,119,879
Advanced Petrochemical Co.
(a)
64,542 663,209
Al Rajhi Bank 533,748 11,595,176
Alinma Bank 522,111 4,328,194
Almarai Co. JSC 143,195 2,164,185
Arab National Bank 225,426 1,217,382
Bank AlBilad 179,316 1,558,189
Bank Al-Jazira
(a)
274,008 1,205,121
Banque Saudi Fransi 248,863 2,354,898
Catrion Catering Holding Co. 25,863 863,111
Co. for Cooperative Insurance (The) 33,528 1,292,288
Dar Al Arkan Real Estate Development
Co.
(a)
335,519 1,055,316
Etihad Etisalat Co. 127,620 1,816,534
Mobile Telecommunications Co. Saudi
Arabia 353,573 1,104,562
Riyad Bank 304,109 2,111,643
SABIC Agri-Nutrients Co. 37,731 1,134,465
Sahara International Petrochemical Co. 147,289 1,146,401
Saudi Arabian Mining Co.
(a)
244,348 2,803,919
Saudi Arabian Oil Co.
(b)
1,157,020 8,542,876
Saudi Awwal Bank 285,424 2,940,515
Saudi Basic Industries Corp. 147,200 2,883,890
Saudi Industrial Investment Group 168,308 944,815
Saudi Investment Bank (The) 292,142 999,868
Saudi Kayan Petrochemical Co.
(a)
251,869 544,476
Saudi National Bank (The) 763,474 7,468,679
Saudi Telecom Co. 452,511 4,523,180
Savola Group (The)
(a)
76,029 947,424
Total 71,330,195
South Africa - 3.8%
Absa Group Ltd. 103,296 896,345
Anglo American Platinum Ltd. 25,814 850,646
Bid Corp. Ltd. 157,657 3,668,331
Bidvest Group Ltd. (The) 226,038 3,521,043
FirstRand Ltd. 1,690,401 7,118,940
Gold Fields Ltd. 239,365 3,584,183
Harmony Gold Mining Co. Ltd. 215,937 1,987,306
Impala Platinum Holdings Ltd. 233,823 1,162,328
Mr Price Group Ltd. 82,370 928,895
MTN Group Ltd. 478,132 2,224,126
Naspers Ltd. Class N 43,291 8,457,203
Sasol Ltd. 143,774 1,087,360
Shoprite Holdings Ltd. 258,261 4,017,189
Sibanye Stillwater Ltd. 890,690 961,906
Standard Bank Group Ltd. 175,222 2,022,922
Total 42,488,723
South Korea - 14.8%
Alteogen, Inc.
(a)
6,427 1,309,679
Amorepacific Corp. 6,801 826,594
Celltrion, Inc. 43,790 5,544,931
Doosan Enerbility Co. Ltd.
(a)
110,997 1,620,806
Ecopro BM Co. Ltd.
(a)
10,381 1,380,111
Ecopro Co. Ltd.
(a)
22,472 1,470,924
Hana Financial Group, Inc. 100,534 4,433,283
Hanmi Semiconductor Co. Ltd. 8,923 1,116,915
Hanwha Aerospace Co. Ltd. 6,307 1,143,187
HD Hyundai Electric Co. Ltd. 5,615 1,264,548
HLB, Inc.
(a)
32,834 1,395,415
HMM Co. Ltd. 120,132 1,713,179
HYBE Co. Ltd. 6,978 1,026,549

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
June 30, 2024 (Unaudited)
4 Columbia EM Core ex-China ETF | 2024
Common Stocks (continued)
Issuer Shares Value ($)
Hyundai Mobis Co. Ltd. 8,376 1,530,377
Hyundai Motor Co. 33,542 7,188,442
Kakao Corp. 101,229 2,989,436
KakaoBank Corp. 69,810 1,029,526
KB Financial Group, Inc. 104,130 5,938,398
Kia Corp. 64,049 6,016,372
L&F Co. Ltd.
(a)
7,244 712,033
LG Chem Ltd. 11,199 2,810,937
LG Electronics, Inc. 38,348 3,089,570
Meritz Financial Group, Inc. 19,517 1,121,536
NAVER Corp. 43,963 5,330,494
POSCO Future M Co. Ltd. 6,222 1,168,461
POSCO Holdings, Inc. 18,188 4,796,400
Samsung C&T Corp. 13,263 1,368,214
Samsung E&A Co. Ltd.
(a)
56,550 992,141
Samsung Electro-Mechanics Co. Ltd. 30,057 3,450,059
Samsung Electronics Co. Ltd. 1,010,743 59,844,210
Samsung SDI Co. Ltd. 13,886 3,571,118
Shinhan Financial Group Co. Ltd. 152,309 5,327,772
SK Hynix, Inc. 105,246 18,082,586
SK Innovation Co. Ltd.
(a)
15,259 1,287,010
SK Square Co. Ltd.
(a)
16,735 1,215,765
SK Telecom Co. Ltd. 25,126 940,057
Woori Financial Group, Inc. 88,639 945,955
Total 164,992,990
Taiwan - 28.3%
Accton Technology Corp. 106,019 1,813,743
Acer, Inc. 1,212,860 1,751,537
Advantech Co. Ltd. 110,990 1,265,857
Alchip Technologies Ltd. 21,799 1,649,632
ASE Technology Holding Co. Ltd.
(a)
588,432 3,056,295
Asia Vital Components Co. Ltd. 109,459 2,581,142
Asustek Computer, Inc. 136,164 2,090,214
AUO Corp.
(a)
2,285,775 1,254,159
Catcher Technology Co. Ltd. 516,305 3,692,269
Cathay Financial Holding Co. Ltd.
(a)
1,753,825 3,189,608
Chailease Holding Co. Ltd. 239,588 1,133,633
Chang Hwa Commercial Bank Ltd. 7,502,975 4,267,062
China Airlines Ltd. 712,041 520,178
China Development Financial Holding
Corp.
(a)
1,954,475 909,717
China Steel Corp. 4,476,315 3,187,364
Chipbond Technology Corp. 1,255,162 2,596,100
Chunghwa Telecom Co. Ltd.
(a)
1,912,181 7,397,276
CTBC Financial Holding Co. Ltd. 6,491,439 7,573,662
Delta Electronics, Inc. 397,128 4,743,526
E Ink Holdings, Inc. 169,436 1,316,150
E.Sun Financial Holding Co. Ltd. 1,893,937 1,666,751
Elite Material Co. Ltd. 71,000 1,039,563
eMemory Technology, Inc.
(a)
19,306 1,529,412
Eva Airways Corp. 1,328,764 1,562,577
Evergreen Marine Corp. Taiwan Ltd. 233,432 1,388,727
Far Eastern New Century Corp. 5,511,161 5,988,269
Far EasTone Telecommunications Co. Ltd. 1,810,872 4,694,429
Faraday Technology Corp. 96,281 997,192
Formosa Chemicals & Fibre Corp.
(a)
1,095,055 1,701,240
Formosa Petrochemical Corp.
(a)
1,071,902 2,141,062
Formosa Plastics Corp.
(a)
1,931,037 3,422,611
Fortune Electric Co. Ltd. 36,000 1,048,657
Fubon Financial Holding Co. Ltd. 1,044,661 2,553,569
Gigabyte Technology Co. Ltd. 213,854 2,013,852
Global Unichip Corp. 14,515 718,110
Common Stocks (continued)
Issuer Shares Value ($)
Hon Hai Precision Industry Co. Ltd. 2,530,895 16,695,021
Innolux Corp.
(a)
2,523,231 1,116,113
Inventec Corp. 545,000 937,410
Largan Precision Co. Ltd. 38,388 3,248,156
Lite-On Technology Corp. 554,700 1,812,438
Lotes Co. Ltd. 20,000 1,004,886
Makalot Industrial Co. Ltd. 226,161 2,934,938
MediaTek, Inc. 309,535 13,357,860
Mega Financial Holding Co. Ltd. 1,150,511 1,432,753
Nan Ya Plastics Corp.
(a)
3,109,415 4,725,249
Novatek Microelectronics Corp. 147,271 2,750,989
PharmaEssentia Corp.
(a)
46,110 795,943
President Chain Store Corp. 383,195 3,230,548
Quanta Computer, Inc. 455,879 4,384,330
Realtek Semiconductor Corp. 70,000 1,178,121
Taiwan Business Bank 10,164,307 5,702,276
Taiwan Mobile Co. Ltd.
(a)
1,805,357 5,954,509
Taiwan Semiconductor Manufacturing
Co. Ltd. 4,503,103 134,087,434
Tatung Co. Ltd.
(a)
482,000 846,878
Unimicron Technology Corp. 323,167 1,793,076
Uni-President Enterprises Corp. 2,402,599 6,021,032
United Microelectronics Corp.
(a)
3,052,280 5,240,571
Walsin Lihwa Corp. 679,819 743,911
Wan Hai Lines Ltd. 267,476 730,496
Wistron Corp. 554,903 1,813,101
Wiwynn Corp. 24,899 2,030,050
Yageo Corp. 65,000 1,462,633
Yang Ming Marine Transport Corp. 569,317 1,309,158
Total 315,795,025
Thailand - 1.4%
Bangkok Expressway & Metro PCL NVDR 4,186,857 872,797
Bumrungrad Hospital PCL NVDR 225,629 1,518,642
Central Retail Corp PCL NVDR 1,037,438 869,302
Charoen Pokphand Foods PCL NVDR
(a)
1,714,071 1,069,616
CP ALL PCL NVDR 2,722,498 4,080,316
Delta Electronics Thailand PCL NVDR 1,184,800 2,687,774
Gulf Energy Development PCL NVDR 1,465,700 1,617,572
Kasikornbank PCL NVDR 280,584 959,556
Krung Thai Bank PCL NVDR 2,028,836 945,380
Minor International PCL NVDR 975,291 797,295
Thai Oil PCL NVDR 534,108 771,380
Total 16,189,630
Turkey - 1.2%
Akbank TAS 641,315 1,252,954
BIM Birlesik Magazalar AS 140,173 2,330,266
Eregli Demir ve Celik Fabrikalari TAS 821,725 1,334,722
KOC Holding AS 127,860 884,550
Sasa Polyester Sanayi AS
(a)
613,544 821,215
Turk Hava Yollari AO
(a)
330,871 3,116,093
Turkiye Is Bankasi AS Class C 1,570,521 759,308
Turkiye Petrol Rafinerileri AS 471,644 2,380,987
Yapi ve Kredi Bankasi AS 648,200 668,298
Total 13,548,393
United Arab Emirates - 4.1%
Abu Dhabi Commercial Bank PJSC 678,470 1,481,440
Abu Dhabi Islamic Bank PJSC 586,415 1,848,812
Abu Dhabi Ports Co. PJSC
(a)
1,156,481 1,605,786
ADNOC Drilling Co. PJSC 733,722 819,020
Adnoc Gas PLC 2,087,641 1,642,603
Aldar Properties PJSC 909,717 1,550,457

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
June 30, 2024 (Unaudited)
Columbia EM Core ex-China ETF | 2024 5
Common Stocks (continued)
Issuer Shares Value ($)
Alpha Dhabi Holding PJSC
(a)
373,423 1,199,671
Commercial Bank of Dubai PSC 616,884 1,041,296
Dubai Investments PJSC 969,511 556,948
Dubai Islamic Bank PJSC 1,309,434 2,046,325
Emaar Properties PJSC 1,248,733 2,787,806
Emirates Integrated Telecommunications
Co. PJSC 459,140 712,523
Emirates NBD Bank PJSC 493,603 2,217,383
Emirates Telecommunications Group Co.
PJSC 782,465 3,429,809
First Abu Dhabi Bank PJSC 1,402,235 4,756,833
International Holding Co. PJSC
(a)
145,710 16,185,592
Multiply Group PJSC
(a)
1,122,916 626,730
National Marine Dredging Co. 77,114 505,975
Q Holding PJSC
(a)
1,039,863 795,539
Total 45,810,548
Total Common Stocks
(Cost: $972,603,136) 1,084,241,273
Preferred Stocks - 2.4%
Issuer Shares Value ($)
Brazil - 2.2%
Banco Bradesco SA Preference Shares 1,486,691 3,313,601
Gerdau SA Preference Shares 420,598 1,391,785
Itau Unibanco Holding SA Preference
Shares 1,244,010 7,258,750
Itausa SA Preference Shares 2,998,967 5,302,029
Petroleo Brasileiro SA Preference Shares 1,101,108 7,542,990
Total 24,809,155
Chile - 0.2%
Sociedad Quimica y Minera de Chile SA
Preference Shares Class B 38,684 1,558,425
Total Preferred Stocks
(Cost: $28,416,788) 26,367,580
Right - 0.0%
Issuer Shares Value ($)
Brazil - 0.0%
Localiza Rent a Car SA, expiring
7/12/24
(a)
1,715 2,779
Total Rights
(Cost: $0) 2,779
Money Market Funds - 0.4%
Issuer Shares Value ($)
Goldman Sachs Financial Square
Funds — Treasury Instruments Fund,
Institutional Shares, 5.163%
(g)
4,073,031 4,073,031
Total Money Market Funds
(Cost: $4,073,031) 4,073,031
Total Investments in Securities
(Cost: $1,005,092,955) 1,114,684,663
Other Assets & Liabilities, Net 490,701
Net Assets 1,115,175,364

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
June 30, 2024 (Unaudited)
6 Columbia EM Core ex-China ETF | 2024
Security
Acquisition Date
Shares
Cost ($)
Value ($)
Gazprom PJSC
04/19/2016-02/16/2022
251,024
961,853
—
GMK Norilskiy Nickel PAO ADR
06/19/2020-02/16/2022
19,108
569,160
—
LUKOIL PJSC
04/19/2016-02/16/2022
14,277
1,117,736
—
Mobile TeleSystems PJSC ADR
06/19/2020-02/16/2022
49,482
421,211
—
3,069,960
—
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2024, the total value of these securities amounted to $12,530,966, which represents 1.12% of total net assets.
(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2024, the value of these securities amounted to
$0, which represents less than 0.01% of net assets.
(d) Valuation based on significant unobservable inputs.
(e) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At June 30, 2024, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
(f) As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.
(g) The rate shown is the seven-day current annualized yield at June 30, 2024.
Abbreviation Legend
ADR American Depositary Receipts
GDR Global Depositary Receipts
NVDR Non-Voting Depository Receipts
PJSC Private Joint Stock Company
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Emerging Economies ETF
June 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Research Enhanced Emerging Economies ETF | 2024 7
Common Stocks - 98.0%
Issuer Shares Value ($)
Brazil - 2.1%
B3 SA - Brasil Bolsa Balcao 98,300 181,222
Banco BTG Pactual SA 25,500 141,905
Banco do Brasil SA 28,200 135,607
Localiza Rent a Car SA 25,900 195,843
Suzano SA 16,900 173,459
WEG SA 29,900 227,112
Total 1,055,148
China - 22.4%
Agricultural Bank of China, Ltd. Class H 331,000 141,602
Alibaba Group Holding Ltd. 184,890 1,669,537
Bank of China, Ltd. Class H 950,000 468,466
BYD Co. Ltd. Class H 12,994 386,122
China CITIC Bank Corp. Ltd. Class H
(a)
146,000 93,688
China Construction Bank Corp. Class H 1,062,000 784,863
China Life Insurance Co., Ltd. Class H 123,000 173,927
China Merchants Bank Co., Ltd. Class H 51,500 233,839
China Overseas Land & Investment, Ltd. 77,000 133,537
China Pacific Insurance Group Co., Ltd.
Class H 42,800 104,486
China Petroleum & Chemical Corp. Class
H 392,000 254,056
China Resources Land, Ltd. 52,500 178,533
China Resources Power Holdings Co.,
Ltd. 38,000 116,569
ENN Energy Holdings Ltd. 14,400 118,687
H World Group Ltd. ADR 3,283 109,390
Haier Smart Home Co. Ltd. Class H 44,400 148,428
Industrial & Commercial Bank of China,
Ltd. Class H 775,000 460,589
Innovent Biologics, Inc.
(a),(b)
21,500 101,340
JD.com, Inc. Class A 31,521 417,056
Kuaishou Technology
(a),(b)
31,282 184,910
Kweichow Moutai Co. Ltd. 7,700 1,555,027
Lenovo Group, Ltd. 114,000 160,909
Li Auto, Inc. Class A
(a)
15,598 140,449
Meituan Class B
(a),(b)
53,984 768,197
NetEase , Inc. 22,325 426,346
NIO, Inc. ADR
(a)
22,553 93,820
Nongfu Spring Co. Ltd. Class H
(b)
28,453 135,024
PetroChina Co., Ltd. Class H 288,000 291,416
Ping An Insurance Group Co. of China,
Ltd. Class H 79,500 360,466
Postal Savings Bank of China Co. Ltd.
Class H
(b)
176,000 103,246
Shenzhou International Group Holdings,
Ltd. 14,300 140,025
Tencent Music Entertainment Group ADR 9,304 130,721
Trip.com Group Ltd. ADR
(a)
7,043 331,021
Xiaomi Corp. Class B
(a),(b)
207,800 438,628
ZEEKR Intelligent Technology Holding Ltd.
ADR
(a)
5 88
ZTO Express Cayman, Inc. ADR 6,772 140,519
Total 11,495,527
Czech Republic - 0.3%
CEZ AS 4,207 158,423
Egypt - 0.1%
Commercial International Bank - Egypt
(CIB) 30,749 49,552
Common Stocks (continued)
Issuer Shares Value ($)
Greece - 0.3%
Eurobank Ergasias Services and Holdings
SA
(a)
60,370 130,762
Hungary - 0.2%
OTP Bank Nyrt 2,561 127,360
India - 22.8%
Adani Green Energy Ltd.
(a)
3,977 85,313
Apollo Hospitals Enterprise, Ltd. 1,820 135,008
Asian Paints Ltd. 6,991 244,558
Axis Bank Ltd. 25,681 389,661
Bajaj Auto Ltd. 1,023 116,566
Bajaj Finance Ltd. 2,841 242,426
Bharat Electronics Ltd. 53,408 195,923
Bharat Petroleum Corp. Ltd. 32,526 118,558
Bharti Airtel Ltd. 28,061 485,942
Cholamandalam Investment and Finance
Co. Ltd. 5,585 95,341
Cipla Ltd. 8,783 155,969
Cummins India, Ltd. 2,699 128,395
Divi's Laboratories, Ltd. 2,074 114,322
DLF, Ltd. 12,721 125,818
GAIL India, Ltd. 44,429 116,977
Grasim Industries Ltd. 7,475 239,384
HCL Technologies Ltd. 11,344 198,563
HDFC Bank Ltd. 61,919 1,250,298
HDFC Life Insurance Co. Ltd.
(b)
12,452 88,857
Hero MotoCorp Ltd. 1,997 133,623
Hindalco Industries Ltd. 28,309 235,451
ICICI Bank Ltd. 56,574 813,865
Indian Hotels Co. Ltd. 15,171 113,718
Indian Oil Corp., Ltd. 62,518 124,178
Infosys, Ltd. 32,583 612,195
ITC Ltd. 29,528 150,460
Jio Financial Services Ltd.
(a)
41,144 176,714
Kotak Mahindra Bank Ltd. 12,245 264,687
Larsen & Toubro Ltd. 8,328 354,387
Mahindra & Mahindra Ltd. 10,815 371,792
Nestle India Ltd. 3,505 107,253
Pidilite Industries Ltd. 3,482 131,908
Power Grid Corp of India Ltd. 59,182 234,883
Reliance Industries, Ltd. 39,066 1,466,741
Shriram Finance Ltd. 3,076 107,399
Siemens, Ltd. 1,491 137,759
State Bank of India 20,007 203,687
Suzlon Energy, Ltd.
(a)
143,790 91,150
Tata Consultancy Services, Ltd. 9,223 431,815
Tata Power Co. Ltd. (The)
(a)
27,915 147,496
Tech Mahindra Ltd. 8,446 144,875
Titan Co. Ltd. 5,068 206,895
TVS Motor Co. Ltd. 3,969 112,560
Wipro Ltd. 23,282 143,747
Zomato Ltd.
(a)
76,214 183,307
Total 11,730,424
Indonesia - 1.7%
Amman Mineral Internasional PT
(a)
233,800 157,057
PT Astra International Tbk 489,000 133,187
PT Bank Central Asia Tbk 708,200 429,245
PT Telkom Indonesia Persero Tbk 878,398 167,901
Total 887,390
Kuwait - 0.7%
Agility Global PLC 438,620 142,107

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Emerging Economies ETF
June 30, 2024 (Unaudited)
8 Columbia Research Enhanced Emerging Economies ETF | 2024
Common Stocks (continued)
Issuer Shares Value ($)
Agility Public Warehousing Co KSC 267,540 239,848
Total 381,955
Malaysia - 1.2%
CIMB Group Holdings Bhd 110,800 159,712
Malayan Banking Bhd 48,100 101,553
Public Bank Bhd 208,500 177,673
Tenaga Nasional Bhd 66,900 195,417
Total 634,355
Mexico - 2.5%
America Movil SAB de CV Series B 456,709 388,885
Cemex SAB de CV Series CPO 327,286 209,593
Fomento Economico Mexicano SAB de CV
Series UBD 20,190 217,331
Grupo Financiero Banorte SAB de CV
Class O 35,087 273,550
Wal-Mart de Mexico SAB de CV 51,698 176,026
Total 1,265,385
Philippines - 0.4%
SM Investments Corp. 13,510 191,439
Qatar - 0.8%
Qatar Gas Transport Co., Ltd. 101,529 130,557
Qatar National Bank QPSC 71,742 287,874
Total 418,431
Russia - 0.0%
Magnit PJSC
(c),(d),(e)
15,524 0
Mobile TeleSystems PJSC ADR
(a),(c),(d),(e)
86,390 0
Total 0
Saudi Arabia - 3.9%
ACWA Power Co. 1,714 161,824
Al Rajhi Bank 23,276 505,649
Dr Sulaiman Al Habib Medical Services
Group Co. 1,800 138,469
SABIC Agri -Nutrients Co. 6,126 184,191
Saudi Arabian Oil Co.
(b)
49,113 362,627
Saudi Basic Industries Corp. 16,992 332,901
Saudi Telecom Co. 29,528 295,154
Total 1,980,815
South Africa - 2.6%
Capitec Bank Holdings Ltd. 1,407 202,574
FirstRand Ltd. 75,653 318,604
Gold Fields Ltd. 12,652 189,448
Naspers Ltd. Class N 1,879 367,076
Standard Bank Group Ltd. 22,366 258,213
Total 1,335,915
South Korea - 13.3%
Celltrion , Inc. 2,048 259,329
Doosan Enerbility Co. Ltd.
(a)
10,568 154,317
Hana Financial Group, Inc. 3,826 168,716
Hyundai Mobis Co. Ltd. 992 181,248
Hyundai Motor Co. 1,670 357,900
Kakao Corp. 5,675 167,591
KB Financial Group, Inc. 4,506 256,971
LG Electronics, Inc. 1,761 141,878
LG Energy Solution Ltd.
(a)
712 168,883
NAVER Corp. 2,032 246,379
POSCO Holdings, Inc. 1,166 307,489
Samsung Biologics Co. Ltd.
(a),(b)
328 173,234
Samsung C&T Corp. 1,554 160,311
Samsung Electro-Mechanics Co. Ltd. 1,265 145,202
Samsung Electronics Co. Ltd. 35,800 2,119,651
Common Stocks (continued)
Issuer Shares Value ($)
Samsung Fire & Marine Insurance Co.,
Ltd. 404 114,171
Samsung SDI Co. Ltd. 743 191,080
Shinhan Financial Group Co. Ltd. 5,824 203,724
SK Hynix, Inc. 6,193 1,064,035
SK Square Co. Ltd.
(a)
1,688 122,630
Woori Financial Group, Inc. 9,774 104,308
Total 6,809,047
Taiwan - 18.1%
Accton Technology Corp. 8,000 136,862
ASE Technology Holding Co. Ltd.
(a)
53,000 275,280
Asustek Computer, Inc. 11,000 168,858
Cathay Financial Holding Co. Ltd.
(a)
127,000 230,970
Chailease Holding Co. Ltd. 20,000 94,632
China Development Financial Holding
Corp.
(a)
232,000 107,985
China Steel Corp. 300,000 213,615
Chunghwa Telecom Co. Ltd.
(a)
53,071 205,305
CTBC Financial Holding Co. Ltd. 220,000 256,677
Delta Electronics, Inc. 28,000 334,448
E Ink Holdings, Inc. 15,000 116,518
E.Sun Financial Holding Co. Ltd. 188,000 165,449
Evergreen Marine Corp. Taiwan Ltd. 20,000 118,983
First Financial Holding Co. Ltd. 118,000 102,209
Fubon Financial Holding Co. Ltd. 89,000 217,552
Hotai Motor Co. Ltd. 8,000 153,384
Hua Nan Financial Holdings Co. Ltd. 134,000 109,046
Lite-On Technology Corp. 39,000 127,429
MediaTek , Inc. 18,000 776,783
Mega Financial Holding Co. Ltd. 123,000 153,174
Nan Ya Plastics Corp.
(a)
157,000 238,586
Novatek Microelectronics Corp. 10,000 186,798
Quanta Computer, Inc. 29,000 278,902
Realtek Semiconductor Corp. 8,000 134,642
Shanghai Commercial & Savings Bank
Ltd. (The) 70,000 99,364
SinoPac Financial Holdings Co. Ltd. 157,000 122,923
Taishin Financial Holding Co. Ltd. 179,000 104,007
Taiwan Cooperative Financial Holding Co.
Ltd. 108,000 86,556
Taiwan Mobile Co. Ltd.
(a)
52,528 173,250
Taiwan Semiconductor Manufacturing
Co. Ltd. 91,000 2,709,677
TCC Group Holdings 163,000 171,836
Uni -President Enterprises Corp. 56,179 140,787
United Microelectronics Corp.
(a)
171,000 293,596
Wistron Corp. 40,000 130,697
Wiwynn Corp. 1,000 81,531
Yageo Corp. 7,000 157,514
Yuanta Financial Holding Co. Ltd. 142,000 140,286
Total 9,316,111
Thailand - 1.2%
Advanced Info Service PCL NVDR 24,600 140,102
Airports of Thailand PCL NVDR 93,800 147,611
Gulf Energy Development PCL NVDR 158,900 175,365
PTT PCL NVDR NVDR 192,700 170,659
Total 633,737
Turkey - 1.1%
Akbank TAS 52,544 102,657
BIM Birlesik Magazalar AS 5,947 98,864
KOC Holding AS 16,022 110,842

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Emerging Economies ETF
June 30, 2024 (Unaudited)
Columbia Research Enhanced Emerging Economies ETF | 2024 9
Common Stocks (continued)
Issuer Shares Value ($)
Turk Hava Yollari AO
(a)
16,543 155,799
Turkiye Is Bankasi AS Class C 154,235 74,569
Total 542,731
United Arab Emirates - 2.3%
Abu Dhabi Commercial Bank PJSC 51,221 111,841
Abu Dhabi Islamic Bank PJSC 29,770 93,857
Aldar Properties PJSC 87,600 149,299
Dubai Islamic Bank PJSC 37,094 57,969
Emaar Properties PJSC 111,152 248,148
Emirates Telecommunications Group Co.
PJSC 70,270 308,017
First Abu Dhabi Bank PJSC 69,325 235,173
Total 1,204,304
Total Common Stocks
(Cost: $55,326,230) 50,348,811
Preferred Stocks - 2.9%
Issuer Shares Value ($)
Brazil - 2.4%
Banco Bradesco SA Preference Shares 84,800 189,006
Itau Unibanco Holding SA Preference
Shares 68,400 399,111
Itausa SA Preference Shares 144,300 255,116
Petroleo Brasileiro SA Preference Shares 57,400 393,211
Total 1,236,444
Chile - 0.3%
Sociedad Quimica y Minera de Chile SA
Preference Shares Class B 3,181 128,150
Colombia - 0.2%
Bancolombia SA Class Preference 13,442 110,542
Total Preferred Stocks
(Cost: $1,475,806) 1,475,136
Total Investments in Securities
(Cost: $56,802,036) 51,823,947
Other Assets & Liabilities, Net (438,655)
Net Assets 51,385,292

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Emerging Economies ETF
June 30, 2024 (Unaudited)
10 Columbia Research Enhanced Emerging Economies ETF | 2024
Security
Acquisition Date
Shares
Cost ($)
Value ($)
Magnit PJSC
12/27/2012-12/17/2021
15,524
3,017,072
—
Mobile TeleSystems PJSC ADR
09/18/2020-12/17/2021
86,390
774,283
—
3,791,355
—
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2024, the total value of these securities amounted to $2,356,063, which represents 4.59% of total net assets.
(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2024, the value of these securities amounted to
$0, which represents less than 0.01% of net assets.
(d) Valuation based on significant unobservable inputs.
(e) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At June 30, 2024, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
Abbreviation Legend
ADR American Depositary Receipts
NVDR Non-Voting Depository Receipts
PJSC Private Joint Stock Company
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

PORTFOLIO OF INVESTMENTS (Consolidated)
Columbia India Consumer ETF
June 30, 2024
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia India Consumer ETF | 2024 11
Notes to Consolidated Portfolio of Investments
Common Stocks - 103.2%
Issuer Shares Value ($)
Consumer Discretionary - 60.7%
Apparel Retail - 6.0%
Trent Ltd. 310,474 20,402,950
Apparel, Accessories & Luxury Goods - 4.1%
Titan Co. Ltd. 338,919 13,835,983
Automobile Manufacturers - 15.8%
Mahindra & Mahindra Ltd. 676,371 23,251,913
Maruti Suzuki India Ltd. 111,508 16,091,987
Tata Motors Ltd. 1,234,913 14,657,534
Total 54,001,434
Automotive Parts & Equipment - 9.1%
Bharat Forge Ltd. 373,223 7,476,097
Bosch Ltd. 13,994 5,720,007
Samvardhana Motherson International
Ltd. 3,845,566 8,776,491
Tube Investments of India Ltd. 177,454 9,063,960
Total 31,036,555
Hotels, Resorts & Cruise Lines - 3.0%
Indian Hotels Co. Ltd. 1,370,351 10,271,778
Motorcycle Manufacturers - 15.5%
Bajaj Auto Ltd. 144,548 16,470,628
Eicher Motors Ltd. 213,168 11,945,716
Hero MotoCorp Ltd. 208,800 13,971,165
TVS Motor Co. Ltd. 378,070 10,721,977
Total 53,109,486
Restaurants - 5.6%
Zomato Ltd.
(a)
8,021,512 19,292,993
Tires & Rubber - 1.6%
MRF Ltd. 3,622 5,623,157
Total Consumer Discretionary 207,574,336
Consumer Staples - 42.5%
Distillers & Vintners - 2.3%
United Spirits Ltd. 502,803 7,696,933
Common Stocks (continued)
Issuer Shares Value ($)
Food Retail - 4.1%
Avenue Supermarts Ltd.
(a),(b)
245,106 13,864,233
Packaged Foods & Meats - 14.7%
Britannia Industries Ltd.
(a)
190,138 12,485,206
Marico Ltd. 849,079 6,241,768
Nestle India Ltd. 501,163 15,335,543
Patanjali Foods Ltd. 152,618 2,912,622
Tata Consumer Products Ltd. 1,012,984 13,331,726
Total 50,306,865
Personal Care Products - 12.5%
Colgate-Palmolive India Ltd. 212,868 7,257,870
Dabur India Ltd. 958,172 6,902,400
Godrej Consumer Products Ltd. 602,667 9,943,689
Hindustan Unilever Ltd. 530,454 15,731,846
Procter & Gamble Hygiene & Health Care
Ltd. 15,184 3,025,047
Total 42,860,852
Soft Drinks & Non-alcoholic Beverages - 4.3%
Varun Beverages Ltd. 746,983 14,597,017
Tobacco - 4.6%
ITC Ltd. 3,103,477 15,813,730
Total Consumer Staples 145,139,630
Total Common Stocks
(Cost: $248,176,052) 352,713,966
Money Market Funds - 0.5%
Issuer Shares Value ($)
Goldman Sachs Financial Square
Funds — Treasury Instruments Fund,
Institutional Shares, 5.163%
(c)
1,612,228 1,612,228
Total Money Market Funds
(Cost: $1,612,228) 1,612,228
Total Investments in Securities
(Cost: $249,788,280) 354,326,194
Other Assets & Liabilities, Net (12,699,332)
Net Assets 341,626,862
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2024, the total value of these securities amounted to $13,864,233, which represents 4.06% of total net assets.
(c) The rate shown is the seven-day current annualized yield at June 30, 2024.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT279_03_P01_(08/24)
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